Earnings per share (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Calculation Of Basic And Diluted Earnings Per Share [Abstract]
Profit/(loss) for the period used for calculation of EPS (basic)	$ 6,602	$ 9,260	$ 105,302
Interest and amortization on the convertible notes	0	0	11,340
Profit/(loss) for the period used for calculation of EPS (dilutive)	$ 6,602	$ 9,260	$ 116,641
Basic earnings per share
Weighted average number of shares (basic)	124,536,338,000	93,382,757,000	92,793,154,000
Dilutive equity awards	0	6,853,000	92,827,000
Dilutive shares related to convertible notes	0	0	19,212,240,000
Weighted average number of shares (dilutive)	124,536,338,000	93,389,610,000	112,098,221,000